NON-RECOURSE BORROWINGS - Narrative (Details) - Weighted average	Dec. 31, 2020	Dec. 31, 2019
Property-specific borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	4.20%	4.70%
Subsidiary borrowings
Disclosure of detailed information about borrowings [line items]
Annual Rate	3.50%	4.30%